UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	.75%
Actual		$ 1,000.00	$ 1,049.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Class T	.78%
Actual		$ 1,000.00	$ 1,049.80	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.16	$ 3.95
Class B	1.46%
Actual		$ 1,000.00	$ 1,046.20	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.39
Class C	1.50%
Actual		$ 1,000.00	$ 1,045.50	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.59
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,051.00	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,050.70	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	25.2	19.6
1 - 1.99%	29.4	32.7
2 - 2.99%	36.1	38.8
3 - 3.99%	9.2	8.9
5 - 5.99%	0.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2012
6 months ago
Years	9.2	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2012
6 months ago
Years	5.5	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2012*		As of March 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.6%		U.S. Government and U.S. Government Agency Obligations 99.7%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected Securities	99.6%	** Inflation Protected Securities	99.7%

Semiannual Report

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 59,824,230	$ 65,036,306
1.75% 1/15/28	77,782,575	100,820,132
2% 1/15/26	91,772,415	120,717,469
2.125% 2/15/40	47,669,999	69,661,291
2.125% 2/15/41	83,259,779	122,436,891
2.375% 1/15/25	124,806,513	169,513,979
2.375% 1/15/27	92,480,982	127,818,182
2.5% 1/15/29	48,662,040	69,704,453
3.375% 4/15/32	1,291	2,144
3.625% 4/15/28	104,047,067	165,426,661
3.875% 4/15/29	113,169,252	188,221,490
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	194,533,656	206,102,574
0.125% 4/15/17	103,900,220	111,930,704
0.125% 1/15/22	183,022,032	199,827,311
0.125% 7/15/22	96,917,028	105,981,473
0.5% 4/15/15	67,874,808	71,296,318
0.625% 7/15/21	181,050,353	207,264,169
1.125% 1/15/21	99,501,100	117,762,134
1.25% 4/15/14	79,463,574	82,649,952
1.25% 7/15/20	163,365,190	195,235,777
1.375% 7/15/18	49,270,250	57,781,502
1.375% 1/15/20	56,684,320	67,769,352
1.625% 1/15/15	68,670,849	73,591,543
1.625% 1/15/18	108,147,768	126,627,329
1.875% 7/15/15	187,289,280	206,093,752
1.875% 7/15/19	84,878,255	104,156,680
2% 1/15/14	121,189,445	126,579,017
2% 7/15/14	114,692,421	122,338,517
2% 1/15/16	43,981,497	49,297,947
2.125% 1/15/19	71,328,306	87,539,428
2.375% 1/15/17	79,074,648	92,746,376
2.5% 7/15/16	99,269,625	115,286,266
2.625% 7/15/17	95,955,901	116,025,378
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,349,400,379)		3,843,242,497
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4855% 3/25/32 (MGIC Investment Corp. Insured) (c)	$ 50,104	$ 15,537
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4665% 9/25/34 (c)	114,334	52,517
TOTAL ASSET-BACKED SECURITIES (Cost $98,979)		68,054
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,795,000)	$ 2,795,041	2,795,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,352,294,358)		3,846,105,551
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,463,838
NET ASSETS - 100%		$ 3,857,569,389
Swap Agreements
	Expiration Date	Notional Amount (b)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (a)	Oct. 2034	$ 140,647	(64,101)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,795,000 due 10/01/12 at 0.18%
Barclays Capital, Inc.	$ 319,077
Credit Agricole CIB New York Branch	2,475,923
$ 2,795,000
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,843,242,497	$ -	$ 3,843,242,497	$ -
Asset-Backed Securities	68,054	-	-	68,054
Cash Equivalents	2,795,000	-	2,795,000	-
Total Investments in Securities:	$ 3,846,105,551	$ -	$ 3,846,037,497	$ 68,054
Derivative Instruments:
Liabilities
Swap Agreements	$ (64,101)	$ -	$ -	$ (64,101)
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (64,101)
Total Value of Derivatives	$ -	$ (64,101)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.6%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.4%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,795,000) - See accompanying schedule: Unaffiliated issuers (cost $3,352,294,358)		$ 3,846,105,551
Cash		4,342,172
Receivable for investments sold		44,531,197
Receivable for swap agreements		349
Receivable for fund shares sold		4,218,042
Interest receivable		12,945,238
Total assets		3,912,142,549

Liabilities
Payable for investments purchased	$ 49,027,144
Payable for fund shares redeemed	3,733,397
Distributions payable	16,670
Swap agreements, at value	64,101
Accrued management fee	1,011,043
Distribution and service plan fees payable	244,676
Other affiliated payables	476,129
Total liabilities		54,573,160

Net Assets		$ 3,857,569,389
Net Assets consist of:
Paid in capital		$ 3,382,540,378
Undistributed net investment income		37,253,594
Accumulated undistributed net realized gain (loss) on investments		(55,971,675)
Net unrealized appreciation (depreciation) on investments		493,747,092
Net Assets		$ 3,857,569,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,559,549 ÷ 20,009,275 shares)	$ 13.42

Maximum offering price per share (100/96.00 of $13.42)	$ 13.98
Class T: Net Asset Value and redemption price per share ($67,911,403 ÷ 5,052,786 shares)	$ 13.44

Maximum offering price per share (100/96.00 of $13.44)	$ 14.00
Class B: Net Asset Value and offering price per share ($26,175,158 ÷ 1,968,164 shares)A	$ 13.30

Class C: Net Asset Value and offering price per share ($186,232,899 ÷ 14,036,734 shares)A	$ 13.27

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($3,085,210,280 ÷ 228,813,847 shares)	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($223,480,100 ÷ 16,617,128 shares)	$ 13.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 14,912,758
Inflation principal income		34,500,802
Total Income		49,413,560

Expenses
Management fee	$ 6,008,498
Transfer agent fees	2,175,202
Distribution and service plan fees	1,463,515
Fund wide operations fee	651,517
Independent trustees' compensation	6,694
Miscellaneous	2,589
Total expenses before reductions	10,308,015
Expense reductions	(62)	10,307,953
Net investment income (loss)		39,105,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,080,633
Swap agreements	(141,676)
Total net realized gain (loss)		20,938,957
Change in net unrealized appreciation (depreciation) on: Investment securities	125,514,795
Swap agreements	225,014
Total change in net unrealized appreciation (depreciation)		125,739,809
Net gain (loss)		146,678,766
Net increase (decrease) in net assets resulting from operations		$ 185,784,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,105,607	$ 89,176,311
Net realized gain (loss)	20,938,957	14,318,112
Change in net unrealized appreciation (depreciation)	125,739,809	211,180,022
Net increase (decrease) in net assets resulting from operations	185,784,373	314,674,445
Distributions to shareholders from net investment income	(4,208,404)	(15,586,748)
Distributions to shareholders from net realized gain	(5,127,779)	(69,999,157)
Total distributions	(9,336,183)	(85,585,905)
Share transactions - net increase (decrease)	20,641,960	826,032,278
Total increase (decrease) in net assets	197,090,150	1,055,120,818

Net Assets
Beginning of period	3,660,479,239	2,605,358,421
End of period (including undistributed net investment income of $37,253,594 and undistributed net investment income of $2,356,391, respectively)	$ 3,857,569,389	$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.121	.329	.245	.301	.171	.538	.434
Net realized and unrealized gain (loss)	.508	.998	.286	.757	(.456)	.306	.137
Total from investment operations	.629	1.327	.531	1.058	(.285)	.844	.571
Distributions from net investment income	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)	(.209)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.019)	(.307)	(.181)	(.318)	(.235)	(.544)	(.301)
Net asset value, end of period	$ 13.42	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Total Return B, C, D	4.91%	11.32%	4.68%	9.96%	(2.57)%	7.96%	5.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.77% A	.77%	.78%	.80%	.71%
Expenses net of fee waivers, if any	.75% A	.76%	.75% A	.75%	.75%	.75%	.66%
Expenses net of all reductions	.75% A	.76%	.75% A	.75%	.75%	.75%	.65%
Net investment income (loss)	1.83% A	2.61%	2.29% A	2.71%	1.59%	4.87%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,560	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. JAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Income from Investment Operations
Net investment income (loss) E	.120	.326	.245	.301	.172	.538	.424
Net realized and unrealized gain (loss)	.518	.987	.286	.757	(.457)	.316	.137
Total from investment operations	.638	1.313	.531	1.058	(.285)	.854	.561
Distributions from net investment income	- K	(.031)	(.084)	(.098)	(.077)	(.194)	(.199)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.303)	(.181)	(.318)	(.235)	(.544)	(.291)
Net asset value, end of period	$ 13.44	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Total Return B, C, D	4.98%	11.18%	4.67%	9.94%	(2.56)%	8.05%	5.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.79%	.79% A	.79%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.78% A	.78%	.75% A	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78% A	.78%	.75% A	.75%	.75%	.75%	.75%
Net investment income (loss)	1.81% A	2.59%	2.29% A	2.71%	1.59%	4.86%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,911	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds. K Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.074	.240	.175	.228	.101	.466	.354
Net realized and unrealized gain (loss)	.514	.992	.288	.748	(.453)	.316	.137
Total from investment operations	.588	1.232	.463	.976	(.352)	.782	.491
Distributions from net investment income	-	-	(.016)	(.026)	(.030)	(.122)	(.129)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.272)	(.113)	(.246)	(.188)	(.472)	(.221)
Net asset value, end of period	$ 13.30	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Total Return B, C, D	4.62%	10.51%	4.07%	9.17%	(3.17)%	7.36%	4.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.47%	1.48% A	1.48%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.46% A	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.13% A	1.92%	1.64% A	2.06%	.94%	4.21%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,175	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.071	.233	.164	.217	.090	.455	.343
Net realized and unrealized gain (loss)	.507	.999	.279	.758	(.459)	.316	.137
Total from investment operations	.578	1.232	.443	.975	(.369)	.771	.480
Distributions from net investment income	-	-	(.006)	(.015)	(.023)	(.111)	(.118)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.272)	(.103)	(.235)	(.181)	(.461)	(.210)
Net asset value, end of period	$ 13.27	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Total Return B, C, D	4.55%	10.53%	3.90%	9.17%	(3.33)%	7.26%	4.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.51%	1.51% A	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.50% A	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.09% A	1.86%	1.54% A	1.96%	.84%	4.11%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,233	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 F	2010 H	2009 H	2008 H	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Income from Investment Operations
Net investment income (loss) D	.142	.369	.278	.336	.205	.573	.457
Net realized and unrealized gain (loss)	.513	.996	.286	.755	(.457)	.324	.136
Total from investment operations	.655	1.365	.564	1.091	(.252)	.897	.593
Distributions from net investment income	(.017)	(.073)	(.117)	(.131)	(.100)	(.227)	(.231)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.035)	(.345)	(.214)	(.351)	(.258)	(.577)	(.323)
Net asset value, end of period	$ 13.48	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Total Return B, C	5.10%	11.61%	4.94%	10.24%	(2.27)%	8.46%	5.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	2.14% A	2.92%	2.59% A	3.01%	1.89%	5.17%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,085,210	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686
Portfolio turnover rate I	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended April 30. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 F	2010 H	2009 H	2008 H	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) D	.136	.359	.272	.329	.197	.565	.452
Net realized and unrealized gain (loss)	.513	.995	.286	.757	(.452)	.318	.137
Total from investment operations	.649	1.354	.558	1.086	(.255)	.883	.589
Distributions from net investment income	(.011)	(.062)	(.111)	(.126)	(.097)	(.223)	(.227)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.029)	(.334)	(.208)	(.346)	(.255)	(.573)	(.319)
Net asset value, end of period	$ 13.45	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Total Return B, C	5.07%	11.54%	4.91%	10.21%	(2.30)%	8.34%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.54%	.55% A	.53%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.54% A	.53%	.50% A	.50%	.50%	.49%	.49%
Expenses net of all reductions	.54% A	.53%	.50% A	.50%	.50%	.49%	.49%
Net investment income (loss)	2.05% A	2.84%	2.54% A	2.96%	1.84%	5.13%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,480	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863
Portfolio turnover rate I	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended April 30. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 494,973,056
Gross unrealized depreciation	(33,579)
Net unrealized appreciation (depreciation) on securities and other investments	$ 494,939,477

Tax cost	$ 3,351,166,074

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (32,037,379)
2018	(41,444,721)
Total capital loss carryforward	$ (73,482,100)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (141,676)	$ 225,014

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $95,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 333,592	$ 8,288
Class T	-%	.25%	83,377	68
Class B	.65%	.25%	123,232	89,052
Class C	.75%	.25%	923,314	174,845
			$ 1,463,515	$ 272,253

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,880
Class T	5,058
Class B*	21,636
Class C*	11,799
$ 51,373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 208,463.16
Class T	61,506.18
Class B	29,070.21
Class C	143,723.16
Inflation-Protected Bond	1,522,495.10
Institutional Class	209,945.19
	$ 2,175,202

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,589 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
From net investment income
Class A	$ 19,664	$ 644,197
Class T	1,761	160,406
Class B	-	-
Class C	-	-
Inflation-Protected Bond	3,999,793	14,290,207
Institutional Class	187,186	491,938
Total	$ 4,208,404	$ 15,586,748
From net realized gain
Class A	$ 364,179	$ 5,400,091
Class T	89,944	1,397,374
Class B	38,694	678,867
Class C	253,456	3,764,934
Inflation-Protected Bond	4,088,502	55,896,687
Institutional Class	293,004	2,861,204
Total	$ 5,127,779	$ 69,999,157

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Class A
Shares sold	2,703,996	9,256,002	$ 35,722,522	$ 116,397,990
Reinvestment of distributions	26,777	436,081	349,829	5,489,034
Shares redeemed	(3,240,571)	(6,984,787)	(42,756,506)	(87,792,016)
Net increase (decrease)	(509,798)	2,707,296	$ (6,684,155)	$ 34,095,008
Class T
Shares sold	506,960	2,093,788	$ 6,724,141	$ 26,514,058
Reinvestment of distributions	6,480	114,313	84,763	1,438,723
Shares redeemed	(520,557)	(2,243,154)	(6,890,752)	(28,354,397)
Net increase (decrease)	(7,117)	(35,053)	$ (81,848)	$ (401,616)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Class B
Shares sold	60,228	337,027	$ 788,438	$ 4,251,063
Reinvestment of distributions	2,525	45,907	32,778	575,105
Shares redeemed	(334,249)	(999,484)	(4,378,840)	(12,554,280)
Net increase (decrease)	(271,496)	(616,550)	$ (3,557,624)	$ (7,728,112)
Class C
Shares sold	2,057,447	6,685,519	$ 26,928,023	$ 83,320,684
Reinvestment of distributions	15,889	250,979	205,761	3,147,942
Shares redeemed	(1,999,881)	(4,281,517)	(26,217,331)	(53,636,888)
Net increase (decrease)	73,455	2,654,981	$ 916,453	$ 32,831,738
Inflation-Protected Bond
Shares sold	26,957,293	114,648,567	$ 358,037,031	$ 1,459,141,891
Reinvestment of distributions	585,724	5,259,714	7,740,408	66,541,321
Shares redeemed	(25,961,746)	(70,564,704)	(344,469,024)	(895,476,588)
Net increase (decrease)	1,581,271	49,343,577	$ 21,308,415	$ 630,206,624
Institutional Class
Shares sold	1,956,767	13,330,026	$ 25,856,229	$ 171,001,394
Reinvestment of distributions	35,011	246,275	460,574	3,125,725
Shares redeemed	(1,322,602)	(2,917,664)	(17,576,084)	(37,098,483)
Net increase (decrease)	669,176	10,658,637	$ 8,740,719	$ 137,028,636

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IFB-USAN-1112
1.784854.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	.75%
Actual		$ 1,000.00	$ 1,049.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Class T	.78%
Actual		$ 1,000.00	$ 1,049.80	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.16	$ 3.95
Class B	1.46%
Actual		$ 1,000.00	$ 1,046.20	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.39
Class C	1.50%
Actual		$ 1,000.00	$ 1,045.50	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.59
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,051.00	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,050.70	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	25.2	19.6
1 - 1.99%	29.4	32.7
2 - 2.99%	36.1	38.8
3 - 3.99%	9.2	8.9
5 - 5.99%	0.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2012
6 months ago
Years	9.2	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2012
6 months ago
Years	5.5	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2012*		As of March 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.6%		U.S. Government and U.S. Government Agency Obligations 99.7%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected Securities	99.6%	** Inflation Protected Securities	99.7%

Semiannual Report

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 59,824,230	$ 65,036,306
1.75% 1/15/28	77,782,575	100,820,132
2% 1/15/26	91,772,415	120,717,469
2.125% 2/15/40	47,669,999	69,661,291
2.125% 2/15/41	83,259,779	122,436,891
2.375% 1/15/25	124,806,513	169,513,979
2.375% 1/15/27	92,480,982	127,818,182
2.5% 1/15/29	48,662,040	69,704,453
3.375% 4/15/32	1,291	2,144
3.625% 4/15/28	104,047,067	165,426,661
3.875% 4/15/29	113,169,252	188,221,490
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	194,533,656	206,102,574
0.125% 4/15/17	103,900,220	111,930,704
0.125% 1/15/22	183,022,032	199,827,311
0.125% 7/15/22	96,917,028	105,981,473
0.5% 4/15/15	67,874,808	71,296,318
0.625% 7/15/21	181,050,353	207,264,169
1.125% 1/15/21	99,501,100	117,762,134
1.25% 4/15/14	79,463,574	82,649,952
1.25% 7/15/20	163,365,190	195,235,777
1.375% 7/15/18	49,270,250	57,781,502
1.375% 1/15/20	56,684,320	67,769,352
1.625% 1/15/15	68,670,849	73,591,543
1.625% 1/15/18	108,147,768	126,627,329
1.875% 7/15/15	187,289,280	206,093,752
1.875% 7/15/19	84,878,255	104,156,680
2% 1/15/14	121,189,445	126,579,017
2% 7/15/14	114,692,421	122,338,517
2% 1/15/16	43,981,497	49,297,947
2.125% 1/15/19	71,328,306	87,539,428
2.375% 1/15/17	79,074,648	92,746,376
2.5% 7/15/16	99,269,625	115,286,266
2.625% 7/15/17	95,955,901	116,025,378
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,349,400,379)		3,843,242,497
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4855% 3/25/32 (MGIC Investment Corp. Insured) (c)	$ 50,104	$ 15,537
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4665% 9/25/34 (c)	114,334	52,517
TOTAL ASSET-BACKED SECURITIES (Cost $98,979)		68,054
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,795,000)	$ 2,795,041	2,795,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,352,294,358)		3,846,105,551
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,463,838
NET ASSETS - 100%		$ 3,857,569,389
Swap Agreements
	Expiration Date	Notional Amount (b)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (a)	Oct. 2034	$ 140,647	(64,101)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,795,000 due 10/01/12 at 0.18%
Barclays Capital, Inc.	$ 319,077
Credit Agricole CIB New York Branch	2,475,923
$ 2,795,000
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,843,242,497	$ -	$ 3,843,242,497	$ -
Asset-Backed Securities	68,054	-	-	68,054
Cash Equivalents	2,795,000	-	2,795,000	-
Total Investments in Securities:	$ 3,846,105,551	$ -	$ 3,846,037,497	$ 68,054
Derivative Instruments:
Liabilities
Swap Agreements	$ (64,101)	$ -	$ -	$ (64,101)
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (64,101)
Total Value of Derivatives	$ -	$ (64,101)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.6%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.4%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,795,000) - See accompanying schedule: Unaffiliated issuers (cost $3,352,294,358)		$ 3,846,105,551
Cash		4,342,172
Receivable for investments sold		44,531,197
Receivable for swap agreements		349
Receivable for fund shares sold		4,218,042
Interest receivable		12,945,238
Total assets		3,912,142,549

Liabilities
Payable for investments purchased	$ 49,027,144
Payable for fund shares redeemed	3,733,397
Distributions payable	16,670
Swap agreements, at value	64,101
Accrued management fee	1,011,043
Distribution and service plan fees payable	244,676
Other affiliated payables	476,129
Total liabilities		54,573,160

Net Assets		$ 3,857,569,389
Net Assets consist of:
Paid in capital		$ 3,382,540,378
Undistributed net investment income		37,253,594
Accumulated undistributed net realized gain (loss) on investments		(55,971,675)
Net unrealized appreciation (depreciation) on investments		493,747,092
Net Assets		$ 3,857,569,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,559,549 ÷ 20,009,275 shares)	$ 13.42

Maximum offering price per share (100/96.00 of $13.42)	$ 13.98
Class T: Net Asset Value and redemption price per share ($67,911,403 ÷ 5,052,786 shares)	$ 13.44

Maximum offering price per share (100/96.00 of $13.44)	$ 14.00
Class B: Net Asset Value and offering price per share ($26,175,158 ÷ 1,968,164 shares)A	$ 13.30

Class C: Net Asset Value and offering price per share ($186,232,899 ÷ 14,036,734 shares)A	$ 13.27

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($3,085,210,280 ÷ 228,813,847 shares)	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($223,480,100 ÷ 16,617,128 shares)	$ 13.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 14,912,758
Inflation principal income		34,500,802
Total Income		49,413,560

Expenses
Management fee	$ 6,008,498
Transfer agent fees	2,175,202
Distribution and service plan fees	1,463,515
Fund wide operations fee	651,517
Independent trustees' compensation	6,694
Miscellaneous	2,589
Total expenses before reductions	10,308,015
Expense reductions	(62)	10,307,953
Net investment income (loss)		39,105,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,080,633
Swap agreements	(141,676)
Total net realized gain (loss)		20,938,957
Change in net unrealized appreciation (depreciation) on: Investment securities	125,514,795
Swap agreements	225,014
Total change in net unrealized appreciation (depreciation)		125,739,809
Net gain (loss)		146,678,766
Net increase (decrease) in net assets resulting from operations		$ 185,784,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,105,607	$ 89,176,311
Net realized gain (loss)	20,938,957	14,318,112
Change in net unrealized appreciation (depreciation)	125,739,809	211,180,022
Net increase (decrease) in net assets resulting from operations	185,784,373	314,674,445
Distributions to shareholders from net investment income	(4,208,404)	(15,586,748)
Distributions to shareholders from net realized gain	(5,127,779)	(69,999,157)
Total distributions	(9,336,183)	(85,585,905)
Share transactions - net increase (decrease)	20,641,960	826,032,278
Total increase (decrease) in net assets	197,090,150	1,055,120,818

Net Assets
Beginning of period	3,660,479,239	2,605,358,421
End of period (including undistributed net investment income of $37,253,594 and undistributed net investment income of $2,356,391, respectively)	$ 3,857,569,389	$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.121	.329	.245	.301	.171	.538	.434
Net realized and unrealized gain (loss)	.508	.998	.286	.757	(.456)	.306	.137
Total from investment operations	.629	1.327	.531	1.058	(.285)	.844	.571
Distributions from net investment income	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)	(.209)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.019)	(.307)	(.181)	(.318)	(.235)	(.544)	(.301)
Net asset value, end of period	$ 13.42	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Total Return B, C, D	4.91%	11.32%	4.68%	9.96%	(2.57)%	7.96%	5.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.77% A	.77%	.78%	.80%	.71%
Expenses net of fee waivers, if any	.75% A	.76%	.75% A	.75%	.75%	.75%	.66%
Expenses net of all reductions	.75% A	.76%	.75% A	.75%	.75%	.75%	.65%
Net investment income (loss)	1.83% A	2.61%	2.29% A	2.71%	1.59%	4.87%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,560	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. JAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Income from Investment Operations
Net investment income (loss) E	.120	.326	.245	.301	.172	.538	.424
Net realized and unrealized gain (loss)	.518	.987	.286	.757	(.457)	.316	.137
Total from investment operations	.638	1.313	.531	1.058	(.285)	.854	.561
Distributions from net investment income	- K	(.031)	(.084)	(.098)	(.077)	(.194)	(.199)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.303)	(.181)	(.318)	(.235)	(.544)	(.291)
Net asset value, end of period	$ 13.44	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Total Return B, C, D	4.98%	11.18%	4.67%	9.94%	(2.56)%	8.05%	5.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.79%	.79% A	.79%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.78% A	.78%	.75% A	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78% A	.78%	.75% A	.75%	.75%	.75%	.75%
Net investment income (loss)	1.81% A	2.59%	2.29% A	2.71%	1.59%	4.86%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,911	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds. K Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.074	.240	.175	.228	.101	.466	.354
Net realized and unrealized gain (loss)	.514	.992	.288	.748	(.453)	.316	.137
Total from investment operations	.588	1.232	.463	.976	(.352)	.782	.491
Distributions from net investment income	-	-	(.016)	(.026)	(.030)	(.122)	(.129)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.272)	(.113)	(.246)	(.188)	(.472)	(.221)
Net asset value, end of period	$ 13.30	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Total Return B, C, D	4.62%	10.51%	4.07%	9.17%	(3.17)%	7.36%	4.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.47%	1.48% A	1.48%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.46% A	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.13% A	1.92%	1.64% A	2.06%	.94%	4.21%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,175	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.071	.233	.164	.217	.090	.455	.343
Net realized and unrealized gain (loss)	.507	.999	.279	.758	(.459)	.316	.137
Total from investment operations	.578	1.232	.443	.975	(.369)	.771	.480
Distributions from net investment income	-	-	(.006)	(.015)	(.023)	(.111)	(.118)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.272)	(.103)	(.235)	(.181)	(.461)	(.210)
Net asset value, end of period	$ 13.27	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Total Return B, C, D	4.55%	10.53%	3.90%	9.17%	(3.33)%	7.26%	4.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.51%	1.51% A	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.50% A	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.09% A	1.86%	1.54% A	1.96%	.84%	4.11%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,233	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 F	2010 H	2009 H	2008 H	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Income from Investment Operations
Net investment income (loss) D	.142	.369	.278	.336	.205	.573	.457
Net realized and unrealized gain (loss)	.513	.996	.286	.755	(.457)	.324	.136
Total from investment operations	.655	1.365	.564	1.091	(.252)	.897	.593
Distributions from net investment income	(.017)	(.073)	(.117)	(.131)	(.100)	(.227)	(.231)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.035)	(.345)	(.214)	(.351)	(.258)	(.577)	(.323)
Net asset value, end of period	$ 13.48	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Total Return B, C	5.10%	11.61%	4.94%	10.24%	(2.27)%	8.46%	5.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	2.14% A	2.92%	2.59% A	3.01%	1.89%	5.17%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,085,210	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686
Portfolio turnover rate I	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended April 30. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 F	2010 H	2009 H	2008 H	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) D	.136	.359	.272	.329	.197	.565	.452
Net realized and unrealized gain (loss)	.513	.995	.286	.757	(.452)	.318	.137
Total from investment operations	.649	1.354	.558	1.086	(.255)	.883	.589
Distributions from net investment income	(.011)	(.062)	(.111)	(.126)	(.097)	(.223)	(.227)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.029)	(.334)	(.208)	(.346)	(.255)	(.573)	(.319)
Net asset value, end of period	$ 13.45	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Total Return B, C	5.07%	11.54%	4.91%	10.21%	(2.30)%	8.34%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.54%	.55% A	.53%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.54% A	.53%	.50% A	.50%	.50%	.49%	.49%
Expenses net of all reductions	.54% A	.53%	.50% A	.50%	.50%	.49%	.49%
Net investment income (loss)	2.05% A	2.84%	2.54% A	2.96%	1.84%	5.13%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,480	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863
Portfolio turnover rate I	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended April 30. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 494,973,056
Gross unrealized depreciation	(33,579)
Net unrealized appreciation (depreciation) on securities and other investments	$ 494,939,477

Tax cost	$ 3,351,166,074

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (32,037,379)
2018	(41,444,721)
Total capital loss carryforward	$ (73,482,100)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (141,676)	$ 225,014

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $95,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 333,592	$ 8,288
Class T	-%	.25%	83,377	68
Class B	.65%	.25%	123,232	89,052
Class C	.75%	.25%	923,314	174,845
			$ 1,463,515	$ 272,253

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,880
Class T	5,058
Class B*	21,636
Class C*	11,799
$ 51,373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 208,463.16
Class T	61,506.18
Class B	29,070.21
Class C	143,723.16
Inflation-Protected Bond	1,522,495.10
Institutional Class	209,945.19
	$ 2,175,202

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,589 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
From net investment income
Class A	$ 19,664	$ 644,197
Class T	1,761	160,406
Class B	-	-
Class C	-	-
Inflation-Protected Bond	3,999,793	14,290,207
Institutional Class	187,186	491,938
Total	$ 4,208,404	$ 15,586,748
From net realized gain
Class A	$ 364,179	$ 5,400,091
Class T	89,944	1,397,374
Class B	38,694	678,867
Class C	253,456	3,764,934
Inflation-Protected Bond	4,088,502	55,896,687
Institutional Class	293,004	2,861,204
Total	$ 5,127,779	$ 69,999,157

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Class A
Shares sold	2,703,996	9,256,002	$ 35,722,522	$ 116,397,990
Reinvestment of distributions	26,777	436,081	349,829	5,489,034
Shares redeemed	(3,240,571)	(6,984,787)	(42,756,506)	(87,792,016)
Net increase (decrease)	(509,798)	2,707,296	$ (6,684,155)	$ 34,095,008
Class T
Shares sold	506,960	2,093,788	$ 6,724,141	$ 26,514,058
Reinvestment of distributions	6,480	114,313	84,763	1,438,723
Shares redeemed	(520,557)	(2,243,154)	(6,890,752)	(28,354,397)
Net increase (decrease)	(7,117)	(35,053)	$ (81,848)	$ (401,616)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Class B
Shares sold	60,228	337,027	$ 788,438	$ 4,251,063
Reinvestment of distributions	2,525	45,907	32,778	575,105
Shares redeemed	(334,249)	(999,484)	(4,378,840)	(12,554,280)
Net increase (decrease)	(271,496)	(616,550)	$ (3,557,624)	$ (7,728,112)
Class C
Shares sold	2,057,447	6,685,519	$ 26,928,023	$ 83,320,684
Reinvestment of distributions	15,889	250,979	205,761	3,147,942
Shares redeemed	(1,999,881)	(4,281,517)	(26,217,331)	(53,636,888)
Net increase (decrease)	73,455	2,654,981	$ 916,453	$ 32,831,738
Inflation-Protected Bond
Shares sold	26,957,293	114,648,567	$ 358,037,031	$ 1,459,141,891
Reinvestment of distributions	585,724	5,259,714	7,740,408	66,541,321
Shares redeemed	(25,961,746)	(70,564,704)	(344,469,024)	(895,476,588)
Net increase (decrease)	1,581,271	49,343,577	$ 21,308,415	$ 630,206,624
Institutional Class
Shares sold	1,956,767	13,330,026	$ 25,856,229	$ 171,001,394
Reinvestment of distributions	35,011	246,275	460,574	3,125,725
Shares redeemed	(1,322,602)	(2,917,664)	(17,576,084)	(37,098,483)
Net increase (decrease)	669,176	10,658,637	$ 8,740,719	$ 137,028,636

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFB-USAN-1112
1.784855.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

September 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	.75%
Actual		$ 1,000.00	$ 1,049.10	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.31	$ 3.80
Class T	.78%
Actual		$ 1,000.00	$ 1,049.80	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.16	$ 3.95
Class B	1.46%
Actual		$ 1,000.00	$ 1,046.20	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.39
Class C	1.50%
Actual		$ 1,000.00	$ 1,045.50	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.59
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,051.00	$ 2.31
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,050.70	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2012
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	25.2	19.6
1 - 1.99%	29.4	32.7
2 - 2.99%	36.1	38.8
3 - 3.99%	9.2	8.9
5 - 5.99%	0.0	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2012
6 months ago
Years	9.2	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2012
6 months ago
Years	5.5	6.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of September 30, 2012*		As of March 31, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.6%		U.S. Government and U.S. Government Agency Obligations 99.7%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected Securities	99.6%	** Inflation Protected Securities	99.7%

Semiannual Report

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 59,824,230	$ 65,036,306
1.75% 1/15/28	77,782,575	100,820,132
2% 1/15/26	91,772,415	120,717,469
2.125% 2/15/40	47,669,999	69,661,291
2.125% 2/15/41	83,259,779	122,436,891
2.375% 1/15/25	124,806,513	169,513,979
2.375% 1/15/27	92,480,982	127,818,182
2.5% 1/15/29	48,662,040	69,704,453
3.375% 4/15/32	1,291	2,144
3.625% 4/15/28	104,047,067	165,426,661
3.875% 4/15/29	113,169,252	188,221,490
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	194,533,656	206,102,574
0.125% 4/15/17	103,900,220	111,930,704
0.125% 1/15/22	183,022,032	199,827,311
0.125% 7/15/22	96,917,028	105,981,473
0.5% 4/15/15	67,874,808	71,296,318
0.625% 7/15/21	181,050,353	207,264,169
1.125% 1/15/21	99,501,100	117,762,134
1.25% 4/15/14	79,463,574	82,649,952
1.25% 7/15/20	163,365,190	195,235,777
1.375% 7/15/18	49,270,250	57,781,502
1.375% 1/15/20	56,684,320	67,769,352
1.625% 1/15/15	68,670,849	73,591,543
1.625% 1/15/18	108,147,768	126,627,329
1.875% 7/15/15	187,289,280	206,093,752
1.875% 7/15/19	84,878,255	104,156,680
2% 1/15/14	121,189,445	126,579,017
2% 7/15/14	114,692,421	122,338,517
2% 1/15/16	43,981,497	49,297,947
2.125% 1/15/19	71,328,306	87,539,428
2.375% 1/15/17	79,074,648	92,746,376
2.5% 7/15/16	99,269,625	115,286,266
2.625% 7/15/17	95,955,901	116,025,378
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,349,400,379)		3,843,242,497
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4855% 3/25/32 (MGIC Investment Corp. Insured) (c)	$ 50,104	$ 15,537
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 1.4665% 9/25/34 (c)	114,334	52,517
TOTAL ASSET-BACKED SECURITIES (Cost $98,979)		68,054
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $2,795,000)	$ 2,795,041	2,795,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,352,294,358)		3,846,105,551
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,463,838
NET ASSETS - 100%		$ 3,857,569,389
Swap Agreements
	Expiration Date	Notional Amount (b)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-C) (a)	Oct. 2034	$ 140,647	(64,101)
Legend

(a) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a traded credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(b) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,795,000 due 10/01/12 at 0.18%
Barclays Capital, Inc.	$ 319,077
Credit Agricole CIB New York Branch	2,475,923
$ 2,795,000
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,843,242,497	$ -	$ 3,843,242,497	$ -
Asset-Backed Securities	68,054	-	-	68,054
Cash Equivalents	2,795,000	-	2,795,000	-
Total Investments in Securities:	$ 3,846,105,551	$ -	$ 3,846,037,497	$ 68,054
Derivative Instruments:
Liabilities
Swap Agreements	$ (64,101)	$ -	$ -	$ (64,101)
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (64,101)
Total Value of Derivatives	$ -	$ (64,101)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.6%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.4%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,795,000) - See accompanying schedule: Unaffiliated issuers (cost $3,352,294,358)		$ 3,846,105,551
Cash		4,342,172
Receivable for investments sold		44,531,197
Receivable for swap agreements		349
Receivable for fund shares sold		4,218,042
Interest receivable		12,945,238
Total assets		3,912,142,549

Liabilities
Payable for investments purchased	$ 49,027,144
Payable for fund shares redeemed	3,733,397
Distributions payable	16,670
Swap agreements, at value	64,101
Accrued management fee	1,011,043
Distribution and service plan fees payable	244,676
Other affiliated payables	476,129
Total liabilities		54,573,160

Net Assets		$ 3,857,569,389
Net Assets consist of:
Paid in capital		$ 3,382,540,378
Undistributed net investment income		37,253,594
Accumulated undistributed net realized gain (loss) on investments		(55,971,675)
Net unrealized appreciation (depreciation) on investments		493,747,092
Net Assets		$ 3,857,569,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($268,559,549 ÷ 20,009,275 shares)	$ 13.42

Maximum offering price per share (100/96.00 of $13.42)	$ 13.98
Class T: Net Asset Value and redemption price per share ($67,911,403 ÷ 5,052,786 shares)	$ 13.44

Maximum offering price per share (100/96.00 of $13.44)	$ 14.00
Class B: Net Asset Value and offering price per share ($26,175,158 ÷ 1,968,164 shares)A	$ 13.30

Class C: Net Asset Value and offering price per share ($186,232,899 ÷ 14,036,734 shares)A	$ 13.27

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($3,085,210,280 ÷ 228,813,847 shares)	$ 13.48

Institutional Class: Net Asset Value, offering price and redemption price per share ($223,480,100 ÷ 16,617,128 shares)	$ 13.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended September 30, 2012 (Unaudited)

Investment Income
Interest		$ 14,912,758
Inflation principal income		34,500,802
Total Income		49,413,560

Expenses
Management fee	$ 6,008,498
Transfer agent fees	2,175,202
Distribution and service plan fees	1,463,515
Fund wide operations fee	651,517
Independent trustees' compensation	6,694
Miscellaneous	2,589
Total expenses before reductions	10,308,015
Expense reductions	(62)	10,307,953
Net investment income (loss)		39,105,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,080,633
Swap agreements	(141,676)
Total net realized gain (loss)		20,938,957
Change in net unrealized appreciation (depreciation) on: Investment securities	125,514,795
Swap agreements	225,014
Total change in net unrealized appreciation (depreciation)		125,739,809
Net gain (loss)		146,678,766
Net increase (decrease) in net assets resulting from operations		$ 185,784,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2012 (Unaudited)	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,105,607	$ 89,176,311
Net realized gain (loss)	20,938,957	14,318,112
Change in net unrealized appreciation (depreciation)	125,739,809	211,180,022
Net increase (decrease) in net assets resulting from operations	185,784,373	314,674,445
Distributions to shareholders from net investment income	(4,208,404)	(15,586,748)
Distributions to shareholders from net realized gain	(5,127,779)	(69,999,157)
Total distributions	(9,336,183)	(85,585,905)
Share transactions - net increase (decrease)	20,641,960	826,032,278
Total increase (decrease) in net assets	197,090,150	1,055,120,818

Net Assets
Beginning of period	3,660,479,239	2,605,358,421
End of period (including undistributed net investment income of $37,253,594 and undistributed net investment income of $2,356,391, respectively)	$ 3,857,569,389	$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.121	.329	.245	.301	.171	.538	.434
Net realized and unrealized gain (loss)	.508	.998	.286	.757	(.456)	.306	.137
Total from investment operations	.629	1.327	.531	1.058	(.285)	.844	.571
Distributions from net investment income	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)	(.209)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.019)	(.307)	(.181)	(.318)	(.235)	(.544)	(.301)
Net asset value, end of period	$ 13.42	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Total Return B, C, D	4.91%	11.32%	4.68%	9.96%	(2.57)%	7.96%	5.43%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.77% A	.77%	.78%	.80%	.71%
Expenses net of fee waivers, if any	.75% A	.76%	.75% A	.75%	.75%	.75%	.66%
Expenses net of all reductions	.75% A	.76%	.75% A	.75%	.75%	.75%	.65%
Net investment income (loss)	1.83% A	2.61%	2.29% A	2.71%	1.59%	4.87%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 268,560	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814	$ 68,710
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. JAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Income from Investment Operations
Net investment income (loss) E	.120	.326	.245	.301	.172	.538	.424
Net realized and unrealized gain (loss)	.518	.987	.286	.757	(.457)	.316	.137
Total from investment operations	.638	1.313	.531	1.058	(.285)	.854	.561
Distributions from net investment income	- K	(.031)	(.084)	(.098)	(.077)	(.194)	(.199)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.303)	(.181)	(.318)	(.235)	(.544)	(.291)
Net asset value, end of period	$ 13.44	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Total Return B, C, D	4.98%	11.18%	4.67%	9.94%	(2.56)%	8.05%	5.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.79%	.79% A	.79%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.78% A	.78%	.75% A	.75%	.75%	.75%	.75%
Expenses net of all reductions	.78% A	.78%	.75% A	.75%	.75%	.75%	.75%
Net investment income (loss)	1.81% A	2.59%	2.29% A	2.71%	1.59%	4.86%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,911	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332	$ 65,833
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds. K Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) E	.074	.240	.175	.228	.101	.466	.354
Net realized and unrealized gain (loss)	.514	.992	.288	.748	(.453)	.316	.137
Total from investment operations	.588	1.232	.463	.976	(.352)	.782	.491
Distributions from net investment income	-	-	(.016)	(.026)	(.030)	(.122)	(.129)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.272)	(.113)	(.246)	(.188)	(.472)	(.221)
Net asset value, end of period	$ 13.30	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Total Return B, C, D	4.62%	10.51%	4.07%	9.17%	(3.17)%	7.36%	4.65%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.47%	1.48% A	1.48%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.46% A	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.46% A	1.45%	1.40% A	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.13% A	1.92%	1.64% A	2.06%	.94%	4.21%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,175	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776	$ 35,826
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.071	.233	.164	.217	.090	.455	.343
Net realized and unrealized gain (loss)	.507	.999	.279	.758	(.459)	.316	.137
Total from investment operations	.578	1.232	.443	.975	(.369)	.771	.480
Distributions from net investment income	-	-	(.006)	(.015)	(.023)	(.111)	(.118)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.018)	(.272)	(.103)	(.235)	(.181)	(.461)	(.210)
Net asset value, end of period	$ 13.27	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Total Return B, C, D	4.55%	10.53%	3.90%	9.17%	(3.33)%	7.26%	4.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50% A	1.51%	1.51% A	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.50% A	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.51%	1.50% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.09% A	1.86%	1.54% A	1.96%	.84%	4.11%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,233	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060	$ 51,205
Portfolio turnover rate J	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended April 30. J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 F	2010 H	2009 H	2008 H	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Income from Investment Operations
Net investment income (loss) D	.142	.369	.278	.336	.205	.573	.457
Net realized and unrealized gain (loss)	.513	.996	.286	.755	(.457)	.324	.136
Total from investment operations	.655	1.365	.564	1.091	(.252)	.897	.593
Distributions from net investment income	(.017)	(.073)	(.117)	(.131)	(.100)	(.227)	(.231)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.035)	(.345)	(.214)	(.351)	(.258)	(.577)	(.323)
Net asset value, end of period	$ 13.48	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Total Return B, C	5.10%	11.61%	4.94%	10.24%	(2.27)%	8.46%	5.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	2.14% A	2.92%	2.59% A	3.01%	1.89%	5.17%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,085,210	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686
Portfolio turnover rate I	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended April 30. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2012	Years ended March 31,
	(Unaudited)	2012	2011 F	2010 H	2009 H	2008 H	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Income from Investment Operations
Net investment income (loss) D	.136	.359	.272	.329	.197	.565	.452
Net realized and unrealized gain (loss)	.513	.995	.286	.757	(.452)	.318	.137
Total from investment operations	.649	1.354	.558	1.086	(.255)	.883	.589
Distributions from net investment income	(.011)	(.062)	(.111)	(.126)	(.097)	(.223)	(.227)
Distributions from net realized gain	(.018)	(.272)	(.097)	(.220)	(.158)	(.350)	(.092)
Total distributions	(.029)	(.334)	(.208)	(.346)	(.255)	(.573)	(.319)
Net asset value, end of period	$ 13.45	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Total Return B, C	5.07%	11.54%	4.91%	10.21%	(2.30)%	8.34%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.54% A	.54%	.55% A	.53%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.54% A	.53%	.50% A	.50%	.50%	.49%	.49%
Expenses net of all reductions	.54% A	.53%	.50% A	.50%	.50%	.49%	.49%
Net investment income (loss)	2.05% A	2.84%	2.54% A	2.96%	1.84%	5.13%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,480	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297	$ 110,863
Portfolio turnover rate I	20% A	24%	22% A	16%	43%	35%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended April 30. I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2012 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 494,973,056
Gross unrealized depreciation	(33,579)
Net unrealized appreciation (depreciation) on securities and other investments	$ 494,939,477

Tax cost	$ 3,351,166,074

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At March 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (32,037,379)
2018	(41,444,721)
Total capital loss carryforward	$ (73,482,100)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (141,676)	$ 225,014

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $95,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 333,592	$ 8,288
Class T	-%	.25%	83,377	68
Class B	.65%	.25%	123,232	89,052
Class C	.75%	.25%	923,314	174,845
			$ 1,463,515	$ 272,253

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,880
Class T	5,058
Class B*	21,636
Class C*	11,799
$ 51,373

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 208,463.16
Class T	61,506.18
Class B	29,070.21
Class C	143,723.16
Inflation-Protected Bond	1,522,495.10
Institutional Class	209,945.19
	$ 2,175,202

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,589 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $62.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2012	Year ended March 31, 2012
From net investment income
Class A	$ 19,664	$ 644,197
Class T	1,761	160,406
Class B	-	-
Class C	-	-
Inflation-Protected Bond	3,999,793	14,290,207
Institutional Class	187,186	491,938
Total	$ 4,208,404	$ 15,586,748
From net realized gain
Class A	$ 364,179	$ 5,400,091
Class T	89,944	1,397,374
Class B	38,694	678,867
Class C	253,456	3,764,934
Inflation-Protected Bond	4,088,502	55,896,687
Institutional Class	293,004	2,861,204
Total	$ 5,127,779	$ 69,999,157

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Class A
Shares sold	2,703,996	9,256,002	$ 35,722,522	$ 116,397,990
Reinvestment of distributions	26,777	436,081	349,829	5,489,034
Shares redeemed	(3,240,571)	(6,984,787)	(42,756,506)	(87,792,016)
Net increase (decrease)	(509,798)	2,707,296	$ (6,684,155)	$ 34,095,008
Class T
Shares sold	506,960	2,093,788	$ 6,724,141	$ 26,514,058
Reinvestment of distributions	6,480	114,313	84,763	1,438,723
Shares redeemed	(520,557)	(2,243,154)	(6,890,752)	(28,354,397)
Net increase (decrease)	(7,117)	(35,053)	$ (81,848)	$ (401,616)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2012	Year ended March 31, 2012	Six months ended September 30, 2012	Year ended March 31, 2012
Class B
Shares sold	60,228	337,027	$ 788,438	$ 4,251,063
Reinvestment of distributions	2,525	45,907	32,778	575,105
Shares redeemed	(334,249)	(999,484)	(4,378,840)	(12,554,280)
Net increase (decrease)	(271,496)	(616,550)	$ (3,557,624)	$ (7,728,112)
Class C
Shares sold	2,057,447	6,685,519	$ 26,928,023	$ 83,320,684
Reinvestment of distributions	15,889	250,979	205,761	3,147,942
Shares redeemed	(1,999,881)	(4,281,517)	(26,217,331)	(53,636,888)
Net increase (decrease)	73,455	2,654,981	$ 916,453	$ 32,831,738
Inflation-Protected Bond
Shares sold	26,957,293	114,648,567	$ 358,037,031	$ 1,459,141,891
Reinvestment of distributions	585,724	5,259,714	7,740,408	66,541,321
Shares redeemed	(25,961,746)	(70,564,704)	(344,469,024)	(895,476,588)
Net increase (decrease)	1,581,271	49,343,577	$ 21,308,415	$ 630,206,624
Institutional Class
Shares sold	1,956,767	13,330,026	$ 25,856,229	$ 171,001,394
Reinvestment of distributions	35,011	246,275	460,574	3,125,725
Shares redeemed	(1,322,602)	(2,917,664)	(17,576,084)	(37,098,483)
Net increase (decrease)	669,176	10,658,637	$ 8,740,719	$ 137,028,636

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFBI-USAN-1112
1.784856.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 20, 2012